                      PROSPECTUS SUPPLEMENT -- JUNE 3, 2010

FUND (PROSPECTUS EFFECTIVE DATE)                                 MATERIAL NUMBER
RiverSource Disciplined Large Cap Growth Fund (Nov. 27, 2009)        S-6285-99 E

Effective July 3, 2010, the following change is hereby made to the Fund's prospectus:

The description of the portfolio managers responsible for the Fund's day-to-day portfolio management, as described under the caption "Fund Management and Compensation - Investment Manager" is superseded and replaced with the following:

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

Brian M. Condon, Portfolio Manager

-    Managed the Fund since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1999.

-    Began investment career in 1993.

-    BA from Bryant College and MS in finance from Bentley College.

The rest of the section remains unchanged.

                                                               S-6285-4 A (6/10)

                      PROSPECTUS SUPPLEMENT -- JUNE 3, 2010


FUND (PROSPECTUS EFFECTIVE DATE)                                 MATERIAL NUMBER
RiverSource Disciplined Large Cap Value Fund (Nov. 27, 2009)         S-6523-99 D

Effective July 3, 2010, the following change is hereby made to the Fund's prospectus:

The description of the portfolio managers responsible for the Fund's day-to-day portfolio management, as described under the caption "Fund Management and Compensation - Investment Manager" is superseded and replaced with the following:

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

Brian M. Condon, Portfolio Manager

-    Managed the Fund since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1999.

-    Began investment career in 1993.

-    BA from Bryant College and MS in finance from Bentley College.

The rest of the section remains unchanged.

                                                               S-6523-3 A (6/10)